United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/10

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S. Smith		               Portland, Oregon  		 April 29, 2010
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             10
Form 13 Information Table Value Total:             38,600  (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	     	     COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6  	COLUMN 7	   	COLUMN 8

                      	     TITLE OF		        VALUE		SHRS OR		SH/ PUT 	INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER		     CLASS      CUSIP      	(X$1000)     	PRN AMT		PRN CALL   	DISCRETION  MANAGERS  SOLE   SHARED  NONE

AMERICAN TOWER CORPORATION 	COM	029912201	2,131 		50,000 		SH		SOLE			50,000
APOLLO GROUP CLASS A COMMON	COM	037604105	3,065 		50,000 		SH		SOLE			50,000
BROOKFIELD HOMES CORP CMN	COM	112723101	874 		100,000 	SH		SOLE			100,000
DINEEQUITY, INC. CMN		COM	254423106	1,977 		50,000 		SH		SOLE			50,000
HOVNANIAN K ENTERPRISES INC CMN COM	442487203	1,740 		400,000 	SH		SOLE			400,000
NEWMONT MINING CORPORATION CMN	COM	651639106	20,372 		400,000 	SH		SOLE			400,000
PALM, INC. CMN			COM	696643105	564 		150,000 	SH		SOLE			150,000
POOL CORP CMN			COM	73278L105	2,264 		100,000 	SH		SOLE			100,000
VAIL RESORTS, INC. CMN		COM	91879Q109	2,005 		50,000 		SH		SOLE			50,000
WORLD ACCEP CORP DEL CMN	COM	981419104	3,608 		100,000 	SH		SOLE			100,000





